PREPAID EXPENSES (Tables)	9 Months Ended
Sep. 30, 2017
Prepaid Expenses Tables
Prepaid expenses
	September 30, 2017	December 31, 2016
	$	$
Operating Expenses	-	6,001
Prepaid Consulting Fees	35,942	-
Prepaid Management Fees (Note 10(a)(i))	60,648	-

	96,140	6,001